Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of reportable segments
	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Reportable segment revenue:
Revenue – equipment & hosting	$1,957	$9,558	$9,929
Revenue – mining pool	—	7,480	676
Revenue – mining	—	—	33
Total segment and consolidated revenue	1,957	17,038	10,638
Reportable segment cost of revenue
Cost of revenues – equipment & hosting	1,055	8,382	8,802
Cost of revenues – mining pool	—	7,392	676
Cost of revenues – mining			20
Total segment and consolidated cost of revenues	1,055	15,774	9,498
Reconciling Items:
Selling, general and administrative expenses	(232)	(17,162)	(7,178)
Research development expenses	(348)	(419)	(476)
Impairment of long-lived assets	(40)	(135)	(951)
Other income/(expense)	174	(228)	(1,380)
Income tax expense	(53)	(24)	—
Net profit/(loss)	$403	$(16,704)	$(8,845)